Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Classification and Measurement of Financial Assets and Liabilities

Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Classification and measurement IFRS 9
Cash	Amortized cost
Amounts receivable	Amortized cost
Investment	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	Amortized cost
Deferred acquisition payments	Amortized cost

At April 30, 2021, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

	Euros	US Dollars
(in thousands)	(€)	(US $)
Cash	2,014	23,733
Amounts receivable	1,039	1,027
Investment	80	—
	3,133	24,760

Accounts payable and accrued liabilities	(867)	(414)
Deferred acquisition payments	(336)	—
Leases	(664)	(504)
	(1,867)	(918)

Net	1,266	23,842

Schedule of Estimated Term of Asset

Equipment and leasehold improvements are stated at cost, less accumulated depreciation. Depreciation is provided using the straight-line method over the following terms:

Asset	Basis	Term
Lab equipment	Straight line	5 years
Furniture and equipment	Straight line	5 years
Computer hardware	Straight line	2 years
Computer software	Straight line	1 year
Building	Straight line	Remaining term of the property lease
Automobile	Straight line	4 years
Leasehold improvements	Straight line	Remaining term of the lease plus the first renewal option